Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders` Equity (Deficit) (USD $)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Loss [Member]	Treasury Stock [Member]	Total
Balance at Dec. 31, 2010		$ 2,827,000	$ 14,279,000	$ (12,025,000)	$ (1,988,000)	$ (3,063,000)	$ 30,000
Balance (in Shares) at Dec. 31, 2010		2,826,424
Net loss				(1,418,000)			(1,418,000)
Issuance of Common Stock (2,244,000 shares)		2,244,000	(1,683,000)				561,000
Issuance of Common Stock (2,244,000 shares) (in Shares)		2,244,000
Issurance of Series A Convertible Preferred Stock (416,500 shares)	6,138,000
Issurance of Series A Convertible Preferred Stock (416,500 shares) (in Shares)	416,500
Stock compensation expense			24,000				24,000
Other comprehensive loss, net of tax:
Unrealized foreign currency translation gain (loss)					(82,000)		(82,000)
Change in unrecognized pension costs					(1,396,000)		(1,396,000)
Balance at Dec. 31, 2011	6,138,000	5,071,000	12,620,000	(13,443,000)	(3,466,000)	(3,063,000)	(2,281,000)
Balance (in Shares) at Dec. 31, 2011	416,500	5,070,424
Net loss				(1,365,000)			(1,365,000)
Exchange of Series A Convertible Preferred Stock (416,500 shares) for Common Stock (20,825,000 shares)	(6,138,000)	20,825,000	(14,689,000)				6,136,000
Exchange of Series A Convertible Preferred Stock (416,500 shares) for Common Stock (20,825,000 shares) (in Shares)	(416,500)	20,825,000
Par value of Common Stock reduced to $0.001		(25,870,000)	25,870,000
Stock compensation expense			3,000				3,000
Other comprehensive loss, net of tax:
Unrealized foreign currency translation gain (loss)					96,000		96,000
Change in unrecognized pension costs					(509,000)		(509,000)
Balance at Dec. 31, 2012		$ 26,000	$ 23,804,000	$ (14,808,000)	$ (3,879,000)	$ (3,063,000)	$ 2,080,000
Balance (in Shares) at Dec. 31, 2012		25,895,424					1,000,000